UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—100.0%
The AllianceBernstein Pooling Portfolios—Equity—100.0%
Global Real Estate Investment Portfolio	20,995,532	$234,520,096
International Growth Portfolio	23,687,760	322,864,172
International Value Portfolio	24,576,578	319,249,748
Small-Mid Cap Growth Portfolio	13,733,667	181,833,747
Small-Mid Cap Value Portfolio	14,992,120	180,055,360
U.S. Large Cap Growth Portfolio	47,080,060	576,730,732
U.S. Value Portfolio	54,152,159	568,056,145

Total Investments—100.0% (cost $2,282,088,108)		2,383,310,000
Other assets less liabilities—0.0%		111,898

Net Assets—100.0%		$2,383,421,898

AllianceBernstein Balanced Wealth Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—99.9%
The AllianceBernstein Pooling Portfolios—Equity—65.1%
Global Real Estate Investment Portfolio	27,813,412	$310,675,809
International Growth Portfolio	19,225,054	262,037,487
International Value Portfolio	20,036,836	260,278,506
Small-Mid Cap Growth Portfolio	8,961,104	118,645,020
Small-Mid Cap Value Portfolio	10,173,058	122,178,422
U.S. Large Cap Growth Portfolio	40,855,582	500,480,881
U.S. Value Portfolio	46,139,244	484,000,669

		2,058,296,794

The AllianceBernstein Pooling Portfolios—Fixed Income—34.8%
High Yield Portfolio	23,468,936	222,720,201
Intermediate Duration Bond Portfolio	89,170,698	876,547,961

		1,099,268,162

Total Investments—99.9% (cost $3,065,006,994)		3,157,564,956
Other assets less liabilities—0.1%		2,681,140

Net Assets—100.0%		$3,160,246,096

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund's total exposure to subprime investments was 0.66%. These investments are valued in accordance with the fund's Valuation Policies.

AllianceBernstein Wealth Preservation Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—100.0%
The AllianceBernstein Pooling Portfolios—Fixed Income—64.3%
Inflation Protected Securities Portfolio	8,986,831	$94,721,203
Intermediate Duration Bond Portfolio	26,934,978	264,770,830
Short Duration Bond Portfolio	27,787,140	264,255,698

		623,747,731

The AllianceBernstein Pooling Portfolios—Equity—35.7%
Global Real Estate Investment Portfolio	8,711,082	97,302,785
International Growth Portfolio	2,739,812	37,343,633
International Value Portfolio	2,931,741	38,083,320
Small-Mid Cap Growth Portfolio	948,624	12,559,788
Small-Mid Cap Value Portfolio	1,031,553	12,388,952
U.S. Large Cap Growth Portfolio	6,218,520	76,176,869
U.S. Value Portfolio	6,951,949	72,925,950

		346,781,297

Total Investments—100.0% (cost $959,359,715)		970,529,028
Other assets less liabilities—0.0%		228,189

Net Assets—100.0%		$970,757,217

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund's total exposure to subprime investments was 3.45%. These investments are valued in accordance with the fund's Valuation Policies.

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Financials - 19.5%
Capital Markets - 4.4%
3i Group PLC	42,014	$737,390
Ameriprise Financial, Inc.	13,800	652,188
The Blackstone Group LP	79,525	1,548,352
Credit Suisse Group AG	29,100	1,482,063
Deutsche Bank AG	20,000	2,125,215
Franklin Resources, Inc.	44,800	4,534,656
The Goldman Sachs Group, Inc.	18,720	3,302,395
ICAP PLC	66,385	810,135
Julius Baer Holding AG	24,855	2,036,402
Macquarie Group Ltd.	12,825	670,005
Man Group PLC	231,860	2,854,730
Merrill Lynch & Co., Inc.	63,625	2,794,410
Morgan Stanley	56,100	2,481,303
Waddell & Reed Financial, Inc.-Class A	13,400	473,824

		26,503,068

Commercial Banks - 3.8%
Banco Santander Central Hispano SA	110,420	2,303,375
Bank Hapoalim BM	36,000	184,254
Barclays PLC	186,300	1,383,573
BNP Paribas SA	16,000	1,650,179
Comerica, Inc.	15,600	580,008
Credit Agricole SA	59,555	1,575,104
Fifth Third Bancorp	27,100	506,770
Hana Financial Group, Inc.	10,400	434,326
HBOS PLC	294,050	2,331,899
Keycorp	12,900	251,163
Kookmin Bank	5,700	355,027
Mitsubishi UFJ Financial Group, Inc.	25,000	254,239
National City Corp.	21,300	124,392
Royal Bank of Scotland Group PLC (London Virt-X)	432,938	1,962,236
Societe Generale	10,885	1,130,993
Societe Generale-New (a)	2,721	278,544
Standard Chartered PLC	52,202	1,941,327
Sumitomo Mitsui Financial Group, Inc.	132	1,136,843
SunTrust Banks, Inc.	14,000	730,940

U.S. Bancorp	21,500	713,585
Wachovia Corp.	81,200	1,932,560
Wells Fargo & Co.	43,800	1,207,566

		22,968,903

Consumer Finance - 0.5%
Discover Financial Services	81,400	1,396,010
ORIX Corp.	7,920	1,496,886

		2,892,896

Diversified Financial Services - 5.0%
Bank of America Corp.	144,300	4,907,643
Citigroup, Inc.	196,700	4,305,763
CME Group, Inc.-Class A	17,985	7,738,946
Deutsche Boerse AG	12,918	1,849,951
Fortis (Euronext Brussels)	75,030	1,835,412
ING Groep NV	68,153	2,602,412
JP Morgan Chase & Co.	130,900	5,628,700
NYSE Euronext	20,425	1,305,566

		30,174,393

Insurance - 4.9%
ACE Ltd.	24,200	1,453,694
Allianz SE	11,600	2,198,079
Allstate Corp.	39,300	2,001,942
American International Group, Inc.	85,900	3,092,400
Aviva PLC	77,868	973,121
Chubb Corp.	30,900	1,661,184
Everest Re Group Ltd.	10,400	912,288
Fidelity National Financial, Inc.-Class A	20,700	353,970
Fondiaria-Sai SpA (ordinary shares)	7,300	276,762
Fondiaria-Sai SpA (saving shares)	3,200	79,548
Genworth Financial, Inc.-Class A	60,000	1,326,000
Hartford Financial Services Group, Inc.	21,400	1,520,898
MetLife, Inc.	30,500	1,830,915
Muenchener Rueckversicherungs AG	6,900	1,292,723
Old Republic International Corp.	37,900	570,395
PartnerRe Ltd.	11,600	854,804
The Progressive Corp.	80,900	1,622,854
Prudential Financial, Inc.	600	44,820
QBE Insurance Group Ltd.	43,778	1,024,029
RenaissanceRe Holdings Ltd.	15,300	798,048
Safeco Corp.	20,000	1,340,000
Torchmark Corp.	7,700	488,257
The Travelers Co., Inc.	36,700	1,828,027
Unum Group	53,200	1,281,056
XL Capital Ltd.-Class A	16,700	582,997

		29,408,811

Thrifts & Mortgage Finance - 0.9%
Federal Home Loan Mortgage Corp.	55,000	1,398,100
Federal National Mortgage Association	132,675	3,584,878
Washington Mutual, Inc.	32,900	296,758

		5,279,736

		117,227,807

Information Technology - 14.9%
Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	241,900	6,463,568
Nokia OYJ	33,164	945,382
Nokia OYJ (Sponsored)-Class A (ADR)	80,050	2,273,420
Research In Motion Ltd. (a)	69,500	9,651,465

		19,333,835

Computers & Peripherals - 5.0%
Apple, Inc. (a)	76,725	14,481,844
Asustek Computer, Inc.	284,000	819,772
Compal Electronics, Inc. (GDR) (b)	104,141	571,735
Fujitsu Ltd.	181,000	1,466,026
Hewlett-Packard Co.	205,800	9,684,948
International Business Machines Corp.	5,000	647,150
Lexmark International, Inc.-Class A (a)	20,100	740,886
Toshiba Corp.	136,000	1,198,977
Western Digital Corp. (a)	12,000	450,360

		30,061,698

Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. (a)	28,800	883,008
Avnet, Inc. (a)	32,700	965,304
Flextronics International Ltd. (a)	6,400	68,544
Ingram Micro, Inc.-Class A (a)	31,300	567,469
Nidec Corp.	7,500	560,853
Sanmina-SCI Corp. (a)	37,000	55,500
Tech Data Corp. (a)	12,400	453,716
Vishay Intertechnology, Inc. (a)	38,800	391,104

		3,945,498

Internet Software & Services - 2.4%
Google, Inc.-Class A (a)	24,795	14,524,911

IT Services - 0.2%
Electronic Data Systems Corp.	59,000	1,444,910

Semiconductors & Semiconductor Equipment - 2.3%
Broadcom Corp.-Class A (a)	90,350	2,592,142
Hynix Semiconductor, Inc. (a)	32,400	975,564
MEMC Electronic Materials, Inc. (a)	55,050	3,779,733
Nvidia Corp. (a)	176,175	4,351,522
Samsung Electronics Co., Ltd.	600	431,890
Siliconware Precision Industries Co.	893	1,511
Texas Instruments, Inc.	10,100	328,048
United Microelectronics Corp.	2,025,244	1,261,098

		13,721,508

Software - 1.1%
Microsoft Corp.	48,725	1,379,892
Nintendo Co. Ltd.	4,300	2,368,427
Salesforce.com, Inc. (a)	18,700	1,352,197
VMware, Inc.-Class A (a)	19,875	1,364,816

		6,465,332

		89,497,692

Energy - 13.6%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	17,075	1,513,186
Cameron International Corp. (a)	32,800	1,745,944
National Oilwell Varco, Inc. (a)	20,150	1,678,898
Schlumberger Ltd.	76,950	7,781,953
Technip SA	10,722	1,006,866
Transocean, Inc.	13,225	1,986,263

		15,713,110

International - 0.3%
Petro-Canada	25,600	1,477,102

Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	29,200	2,189,124
Apache Corp.	17,400	2,332,644
BG Group PLC	16,600	417,502
Chevron Corp.	76,400	7,575,060
China Petroleum & Chemical Corp.-Class H	1,385,000	1,398,956
China Shenhua Energy Co. Ltd.-Class H	92,500	413,748
ConocoPhillips	62,400	5,809,440
Devon Energy Corp.	4,700	544,918
ENI SpA	52,100	2,125,713
EOG Resources, Inc.	39,050	5,023,001
Exxon Mobil Corp.	140,000	12,426,400
Gazprom OAO (Sponsored) (ADR) (b)	24,570	1,484,028
LUKOIL (ADR)	10,050	1,113,037
Marathon Oil Corp.	29,200	1,500,588
Occidental Petroleum Corp.	15,400	1,415,722
Petroleo Brasileiro SA (ADR)	30,200	2,129,100
Royal Dutch Shell PLC-Class A	99,966	4,268,102
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	37,228	1,588,296
StatoilHydro ASA	107,050	4,177,091
Sunoco, Inc.	9,000	400,230
Total SA	57,092	4,975,839
Valero Energy Corp.	23,500	1,194,740

		64,503,279

		81,693,491

Health Care - 10.0%
Biotechnology - 3.0%
Celgene Corp. (a)	77,450	4,713,607
CSL Ltd./Australia	18,700	711,987
Genentech, Inc. (a)	59,325	4,204,363
Gilead Sciences, Inc. (a)	147,125	8,138,955

		17,768,912

Health Care Equipment & Supplies - 1.8%
Alcon, Inc.	39,175	6,150,475
Baxter International, Inc.	33,250	2,031,575
Becton Dickinson & Co.	15,125	1,277,306
Covidien Ltd.	6,250	313,063
Essilor International SA	18,684	1,174,676

		10,947,095

Health Care Providers & Services - 1.1%
AmerisourceBergen Corp.-Class A	7,500	309,975
Cardinal Health, Inc.	17,000	961,180
McKesson Corp.	6,400	368,960
Medco Health Solutions, Inc. (a)	104,200	5,048,490

		6,688,605

Pharmaceuticals - 4.1%
Abbott Laboratories	77,675	4,376,986
GlaxoSmithKline PLC	60,300	1,335,441
Johnson & Johnson	40,200	2,682,948
Merck & Co., Inc.	33,500	1,305,160
Novo Nordisk A/S-Class B	5,350	347,896
Pfizer, Inc.	254,300	4,923,248
Sanofi-Aventis SA	16,338	1,218,124
Schering-Plough Corp.	52,300	1,066,920
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	128,225	5,863,729
Wyeth	40,500	1,801,035

		24,921,487

		60,326,099

Materials - 9.1%
Chemicals - 4.6%
Air Products & Chemicals, Inc.	32,875	3,350,620
Ashland, Inc.	15,400	826,518
BASF SE	22,000	3,291,807
Bayer AG	25,955	2,297,356
Dow Chemical Co.	53,000	2,141,200
E.I. Du Pont de Nemours & Co.	43,000	2,060,130
Incitec Pivot Ltd.	4,700	782,715
Koninklijke Dsm NV	16,300	998,485
Mitsubishi Chemical Holdings Corp.	137,500	975,660
Mitsui Chemicals, Inc.	60,000	344,610
Monsanto Co.	61,525	7,838,285
Potash Corp. of Saskatchewan	5,622	1,119,171
Solvay SA-Class A	6,300	902,339
Syngenta AG	1,820	557,134

		27,486,030

Containers & Packaging - 0.4%
Ball Corp.	21,800	1,183,740
Owens-Illinois, Inc. (a)	10,100	577,922
Smurfit-Stone Container Corp. (a)	32,600	219,398
Sonoco Products Co.	19,400	671,628

		2,652,688

Metals & Mining - 4.0%
Alcoa, Inc.	58,800	2,386,692
Anglo American PLC	20,744	1,413,517
Antofagasta PLC	42,200	576,953
ArcelorMittal (Euronext Amsterdam)	12,200	1,210,882
ArcelorMittal (Euronext Paris)	3,487	345,221
BHP Billiton PLC	42,067	1,600,340
Cia Vale do Rio Doce (ADR)	42,600	1,694,628
Cia Vale do Rio Doce (Sponsored) (ADR)	30,300	997,779
Cleveland-Cliffs, Inc.	17,800	1,899,260
JFE Holdings, Inc.	33,700	1,904,941
Kazakhmys PLC	18,200	609,755
Rio Tinto PLC (ADR)	2,925	1,412,775
Rio Tinto PLC	32,647	3,926,646
Xstrata PLC	49,345	3,904,611

		23,884,000

Paper & Forest Products - 0.1%
Stora Enso Oyj-Class R	58,700	714,085

		54,736,803

Industrials - 8.8%
Aerospace & Defense - 1.5%
BAE Systems PLC	164,439	1,477,874
Honeywell International, Inc.	94,700	5,646,014
Lockheed Martin Corp.	3,000	328,320
Northrop Grumman Corp.	20,900	1,577,114

		9,029,322

Airlines - 0.2%
Air France-KLM	14,700	392,812
Deutsche Lufthansa AG	24,600	636,953
UAL Corp.	28,900	246,806

		1,276,571

Commercial Services & Supplies - 0.2%
Allied Waste Industries, Inc. (a)	90,900	1,224,423

Construction & Engineering - 0.6%
Fluor Corp.	13,425	2,504,433
Foster Wheeler Ltd. (a)	12,175	927,370

		3,431,803

Electrical Equipment - 0.8%
ABB Ltd.	95,553	3,104,018
Emerson Electric Co.	25,550	1,486,499

		4,590,517

Industrial Conglomerates - 2.0%
3M Co.	7,300	566,188
General Electric Co.	226,900	6,970,368
Textron, Inc.	39,700	2,483,235
Tyco International Ltd.	40,200	1,816,638

		11,836,429

Machinery - 1.8%
Atlas Copco AB-Class A	52,600	932,673
Caterpillar, Inc.	15,200	1,256,128
Cummins, Inc.	19,600	1,380,232
Deere & Co.	46,650	3,794,511
Dover Corp.	13,600	735,488
Parker Hannifin Corp.	19,800	1,676,466
SPX Corp.	6,700	890,296

		10,665,794

Marine - 0.3%
Mitsui OSK Lines Ltd.	91,000	1,374,751
Nippon Yusen KK	67,000	681,820

		2,056,571

Road & Rail - 0.4%
Avis Budget Group, Inc. (a)	19,500	271,440
Union Pacific Corp.	23,850	1,963,093

		2,234,533

Trading Companies & Distributors - 1.0%
Mitsubishi Corp.	66,000	2,280,737
Mitsui & Co. Ltd.	161,000	3,949,435

		6,230,172

		52,576,135

Consumer Staples - 8.7%
Beverages - 1.3%
The Coca-Cola Co.	40,550	2,321,893
Coca-Cola Enterprises, Inc.	56,400	1,135,896
Molson Coors Brewing Co.-Class B	18,800	1,090,400
Pepsi Bottling Group, Inc.	30,400	985,568
PepsiCo, Inc.	32,700	2,233,410

		7,767,167

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	42,525	3,032,883
Koninklijke Ahold NV	92,960	1,390,124
The Kroger Co.	15,300	422,892
Safeway, Inc.	28,000	892,360
Supervalu, Inc.	40,100	1,406,307
Tesco PLC	211,037	1,733,587
Wal-Mart Stores, Inc.	45,350	2,618,509

		11,496,662

Food Products - 2.5%
Archer-Daniels-Midland Co.	29,100	1,155,270
Associated British Foods PLC	46,200	788,704
ConAgra Foods, Inc.	12,300	290,034
Del Monte Foods Co.	44,700	389,337
General Mills, Inc.	10,600	669,920
Kraft Foods, Inc.-Class A	12,300	399,504
Nestle SA	6,830	3,359,369
Sara Lee Corp.	71,900	990,782
Tyson Foods, Inc.-Class A	46,500	876,060
Unilever PLC	39,495	1,307,702
WM Wrigley Jr Co.	65,200	5,028,876

		15,255,558

Household Products - 1.8%
Colgate-Palmolive Co.	37,750	2,807,090
Kimberly-Clark Corp.	5,100	325,380
Procter & Gamble Co.	82,875	5,473,894
Reckitt Benckiser PLC	37,340	2,200,721

		10,807,085

Tobacco - 1.2%
Altria Group, Inc.	73,300	1,631,658
British American Tobacco PLC	47,724	1,785,977
Philip Morris International, Inc. (a)	47,600	2,506,616
Reynolds American, Inc.	23,800	1,307,096

		7,231,347

		52,557,819

Consumer Discretionary - 5.7%
Auto Components - 0.6%
Autoliv, Inc.	11,900	650,573
Compagnie Generale des Etablissements Michelin-Class B	11,100	993,824
Hyundai Mobis	10,410	927,770
Lear Corp. (a)	14,300	368,225
TRW Automotive Holdings Corp. (a)	22,100	551,395
WABCO Holdings, Inc.	4,400	229,944

		3,721,731

Automobiles - 0.9%
General Motors Corp.	63,200	1,080,720
Nissan Motor Co. Ltd.	248,300	2,205,767
Porsche Automobil Holding SE	2,560	476,599
Renault SA	19,600	2,012,358

		5,775,444

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp.	10,700	634,724
Starbucks Corp. (a)	24,975	454,295
Yum! Brands, Inc.	40,675	1,614,798

		2,703,817

Household Durables - 0.4%
Black & Decker Corp.	6,700	433,490
Centex Corp.	21,600	406,728
KB Home	14,700	301,497
Newell Rubbermaid, Inc.	5,800	116,464
Sharp Corp.	53,000	925,450

		2,183,629

Leisure, Equipment & Products - 0.1%
Brunswick Corp.	30,600	419,220

Media - 1.5%
CBS Corp.-Class B	38,200	824,356
Gannett Co., Inc.	36,400	1,048,684
Lagardere SCA	12,500	902,970
SES SA (FDR)	26,700	706,252
Time Warner, Inc.	156,100	2,478,868
Viacom, Inc.-Class B (a)	24,800	888,336
The Walt Disney Co.	60,300	2,026,080

		8,875,546

Multiline Retail - 0.7%
Family Dollar Stores, Inc.	24,700	528,580
Kohl’s Corp. (a)	27,125	1,215,200
Macy’s, Inc.	56,400	1,334,988
Target Corp.	17,025	908,454

		3,987,222

Specialty Retail - 0.8%
AutoNation, Inc. (a)	43,700	690,023
Esprit Holdings Ltd.	64,600	756,338
The Gap, Inc.	48,500	885,125
Home Depot, Inc.	53,300	1,458,288
Limited Brands, Inc.	5,900	114,342
Lowe’s Cos, Inc.	30,900	741,600
Office Depot, Inc. (a)	11,600	147,320

		4,793,036

Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	47,700	802,314
Nike, Inc.-Class B	17,975	1,228,951

		2,031,265

		34,490,910

Telecommunication Services - 4.4%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	205,500	8,199,450
China Netcom Group Corp. Ltd.	283,000	980,939
Nippon Telegraph & Telephone Corp.	143	693,558
Telecom Italia SpA	412,600	907,710
Telefonica SA	100,196	2,873,085
Verizon Communications, Inc.	101,900	3,920,093

		17,574,835

Wireless Telecommunication Services - 1.5%
America Movil SAB de CV Series L (ADR)	48,075	2,873,443
Sprint Nextel Corp.	213,200	1,995,552
Vodafone Group PLC	1,325,117	4,255,105

		9,124,100

		26,698,935

Utilities - 2.4%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	27,800	1,176,774
CEZ	6,639	545,595
E.ON AG	17,999	3,824,708
Entergy Corp.	7,300	881,621
Pinnacle West Capital Corp.	19,200	648,576
The Tokyo Electric Power Co. Inc	52,300	1,274,714

		8,351,988

Independent Power Producers & Energy Traders - 0.3%
Iberdrola Renovables SA (a)	72,941	522,855
International Power PLC	117,984	1,039,613

		1,562,468

Multi-Utilities - 0.7%
Ameren Corp.	23,200	1,054,440
CMS Energy Corp.	12,900	201,111
Dominion Resources, Inc.	19,400	898,220
Suez SA	24,847	1,850,120
Wisconsin Energy Corp.	10,800	518,832

		4,522,723

		14,437,179

Financial Institutions - 0.2%
Insurance - 0.2%
Washington Mutual, Inc.	105,400	950,708

Financial - 0.1%
Insurance - 0.1%
Prudential Corp. PLC	62,500	823,731

Construction & Housing - 0.0%
Real Estate - 0.0%
Sino Land Co.	0	0

Total Common Stocks (cost $552,244,775)		586,017,309

NON-CONVERTIBLE - PREFERRED STOCKS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co., Ltd. (cost $382,595)	800	408,665

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Royal Bank of Scotland Group PLC (a) (cost $413,857)	179,262	99,428

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $10,562,707)	10,562,707	10,562,707

Total Investments - 99.2%
(cost $563,603,934)		597,088,109
Other assets less liabilities - 0.8%		4,520,021

Net Assets - 100.0%		$601,608,130

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	17	June 2008	$957,090	$998,402	$41,312

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate market value of these securities amounted to $2,055,763 or 0.3% of net assets.

(c)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $80,977 has been segregated to collateralize margin requirements for the open futures contract at May 31, 2008.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 49.8%
Alabama - 2.9%
Alabama Pub Sch & Coll Auth FGIC
5.00%, 12/01/21	$1,700	$1,763,546
Jefferson Cnty Swr Rev FGIC
5.00%, 2/01/38	2,710	2,874,551
5.125%, 2/01/42	1,650	1,758,108
5.25%, 2/01/24	3,200	3,425,056
Jefferson Cnty Swr Rev (Capital Impr Warrants) (Prerefunded) FGIC
Series 02
5.00%, 2/01/41	1,100	1,166,792

		10,988,053

Arizona - 0.5%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
2.62%, 2/01/42 (a)	785	750,272
Gilbert Wtr Res Muni Ppty Corp.
Series 04
4.90%, 4/01/19	710	712,485
Pima Cnty IDA (Horizon Comnty Learning Ctr)
4.45%, 6/01/14	70	67,466
Pima Cnty IDA Wtr & Wastewtr Rev
5.45%, 12/01/17	450	424,822

		1,955,045

Arkansas - 0.3%
Springdale GO MBIA
4.00%, 7/01/16	1,010	1,012,868

California - 1.9%
California Econ Rec Bonds
Series A
5.25%, 1/01/10 - 7/01/12	3,765	3,979,570
California St GO
5.00%, 6/01/10 - 3/01/16	2,775	2,960,442
California St GO (Various Purposes)
5.00%, 3/01/14	25	26,733

California Statewide CDA (Kaiser Permanente)
Series E
3.875%, 4/01/32 (b)	280	283,861

		7,250,606

Colorado - 0.5%
Mesa Cnty Valley Sch Dist No 51 Grand Junction MBIA
5.00%, 12/01/23	1,000	1,040,430
PV Wtr & Sanitation Metro Dist Capital Appreciation
Series 06
Zero Coupon, 12/15/17	836	464,598
Todd Creek Farms Metro Dist No. 1
5.60%, 12/01/14	260	252,182

		1,757,210

Florida - 5.4%
Arborwood CDD (Centex Homes Proj)
5.25%, 5/01/16	260	230,963
Bartram Park CDD (Spl Assmt)
4.875%, 5/01/15	100	87,750
Citizens Ppty Insurance Corp. MBIA
5.00%, 3/01/15 - 3/01/16	4,000	4,256,910
Dade Cnty Sch Dist MBIA
Series 94
5.00%, 8/01/12	1,100	1,168,541
Fishhawk CDD II (Spl Assmt)
Series B
5.125%, 11/01/09	95	94,473
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	50	49,122
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	98,505
Heritage Plantation CDD
5.10%, 11/01/13	105	95,472
Highlands Cnty Hlth Fac Auth CIFG
3.75%, 11/15/37 (b)+	775	775,000
Lake Ashton II CDD (Capital Impr Rev)
Series B
4.875%, 11/01/10	100	95,147
Meadow Pointe III CDD
Series 4B
5.00%, 5/01/09	30	29,745

Meadow Woods CDD
Series 4B
5.25%, 5/01/11	55	53,156
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	275	254,548
Monterra CDD (Spl Assmt)
Series 3
5.125%, 11/01/14 (c)	170	115,496
Series B
5.00%, 11/01/10 (c)	340	232,703
Orange Cnty AMBAC
5.50%, 10/01/32	7,000	7,648,830
Overoaks CDD (Capital Impr Rev)
Series 4B
5.125%, 5/01/09	150	147,478
Palm Beach Cnty Sch Brd FGIC
5.00%, 8/01/13	1,030	1,089,328
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	170	157,979
Paseo CDD
5.00%, 2/01/11	465	441,211
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	470	451,609
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	285	254,602
Rolling Hills CDD
5.125%, 11/01/13	435	395,846
Shingle Creek CDD
5.75%, 5/01/15	375	343,867
South Bay CDD
Series 5B-2
5.375%, 5/01/13 (c)	100	69,042
Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15 (c)	435	261,161
Verano Ctr CDD (Infra Proj)
Series B
5.00%, 11/01/13	755	677,862

Villages of Westport CDD
Series 05A
5.125%, 5/01/15	200	178,912
Waterset North CDD (Spl Assmt)
Series 0B
6.55%, 11/01/15	485	464,960

		20,220,218

Guam - 0.1%
Guam Govt Wtrwks Auth (Prerefunded) COP
5.18%, 7/01/15	276	287,843
Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev
Series 05
5.00%, 7/01/13	225	224,991

		512,834

Hawaii - 1.6%
Hawaii St GO AMBAC
5.00%, 7/01/13	5,540	6,008,961

Illinois - 2.5%
Hodgkins Tax Incr Rev
5.00%, 1/01/11	1,000	1,013,210
Illinois St GO MBIA
5.00%, 9/01/13 - 4/01/15	7,445	8,083,639
Pingree Grove Village Special Tax (CamBrdg Lakes Proj)
Series 5-1
5.25%, 3/01/15	100	99,784

		9,196,633

Indiana - 0.9%
Elkhart Cnty GO MBIA
5.25%, 12/01/21	1,215	1,350,521
Indiana Bond Bank (SPL Program Gas)
Series A
5.25%, 10/15/19	1,945	1,973,164

		3,323,685

Kansas - 0.2%
Wyandotte Cnty-Kansas City Uni Govt (Sales Tax)
Series B
4.75%, 12/01/16	610	604,486

Louisiana - 1.4%
Louisiana St GO MBIA
Series A
5.25%, 8/01/16	3,830	4,167,500
Morehouse Parish GO
5.25%, 11/15/13	1,000	1,009,860

		5,177,360

Maryland - 0.3%
Maryland Hlth & Hgr Ed Fac Auth (Upper Chesapeake Hosp) FSA
3.75%, 1/01/43 (b)+	1,150	1,150,000

Michigan - 2.5%
Michigan Muni Bond Auth
5.50%, 10/01/13	6,085	6,783,862
Michigan St GO FSA
Series 05B
5.00%, 9/01/12	2,510	2,706,358

		9,490,220

Minnesota - 0.1%
Saint Paul Hsg & Redev Auth Hosp Rev (Healtheast Proj.)
5.15%, 11/15/20	310	299,491

Missouri - 0.6%
Missouri St Highways & Transit Commission
Series 2007
5.00%, 5/01/14	2,190	2,385,852

Nevada - 0.2%
Clark Cnty Impr Dist
4.05%, 8/01/10	670	649,645
Henderson Loc Impr Dist No. T-16
4.75%, 3/01/13	35	30,413
Las Vegas Spl Impr Dist No. 607 Loc Impr Bonds
5.35%, 6/01/12	245	233,826

		913,884

New Jersey - 2.1%
New Jersey Transp Trust Fund Auth FGIC
5.00%, 6/15/12	3,775	4,022,640
New Jersey EDA (Spl Cigarette Tax) FSA
Series 4
5.00%, 6/15/10	830	868,139
New Jersey St Transp Trust Fund Auth AMBAC
Series A
5.50%, 12/15/13	1,775	1,969,025
New Jersey St Transp Trust Fund Auth (Transp Sys) FSA
Series C
5.50%, 12/15/11	1,000	1,091,210

		7,951,014

New York - 3.8%
New York City GO
Series 4G
5.00%, 8/01/12	1,315	1,404,841
Series E
5.00%, 8/01/15	2,625	2,848,072
Series H
5.00%, 8/01/11	1,645	1,743,881
New York St Dorm Auth (Mount Sinai NYU Hlth)
5.00%, 7/01/11	325	325,140
New York St Thruway Auth, Hwy & Brdg Trust Fund FSA
Series 5B
5.00%, 4/01/14	6,505	7,118,877
Tobacco Settlement Fin Corp.
5.25%, 6/01/13	815	816,002

		14,256,813

North Carolina - 1.1%
Mecklenburg Cnty GO
5.00%, 2/01/14	2,575	2,820,037
North Carolina Eastern Muni Pwr Agy
Series A
5.00%, 1/01/15	785	820,733
North Carolina Muni Pwr Agy No 1 Catawba ACA-CBI
5.50%, 1/01/10	385	399,388

		4,040,158

Ohio - 0.6%
American Muni Pwr-Ohio, Inc.
5.00%, 2/01/12	1,000	1,015,620
Cleveland Muni Sch Dist FSA
5.25%, 12/01/19	1,000	1,077,040
Port Auth Columbiana Cnty SWFR (Liberty Waste Transp LLC Proj) AMT
Series A
7.00%, 8/01/21	285	286,895

		2,379,555

Pennsylvania - 4.0%
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series A
5.00%, 11/15/13	925	899,220
Allegheny Cnty Redev Auth Rev (Pittsburgh Mills Proj)
5.10%, 7/01/14	280	280,429
Bucks Cnty IDA Waste Mangement Inc. Proj
3.90%, 12/01/22 (b)	1,000	984,520

Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty)
6.00%, 2/01/21	265	260,373
Pennsylvania St GO FGIC
5.00%, 7/01/13	3,690	4,000,587
Pennsylvania St GO MBIA
5.00%, 1/01/13	1,420	1,532,336
Series 03
5.00%, 7/01/11	4,310	4,588,728
Philadelphia Auth for IDR (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	300	284,169
Philadelphia GO XLCA
5.00%, 2/15/11	2,000	2,089,600

		14,919,962

Puerto Rico - 1.1%
Puerto Rico Pub Bldgs Auth
5.75%, 7/01/14	2,820	3,006,994
Puerto Rico Pub Fin Corp.
5.75%, 8/01/27 (b)	1,075	1,090,093

		4,097,087

South Carolina - 1.0%
South Carolina St Pub Svc Auth FSA
5.00%, 1/01/14	2,450	2,668,271
Western Carolina Regl Swr Auth FSA
5.00%, 3/01/12	1,000	1,072,440

		3,740,711

Texas - 7.7%
Arlington ISD PSF-GTD
5.00%, 2/15/14	1,000	1,088,130
Austin Elec Util Sys FSA
5.00%, 11/15/13	6,915	7,532,579
Austin ISD
5.00%, 8/01/14	1,000	1,093,410
Dallas GO
5.00%, 2/15/12	3,350	3,581,451
5.125%, 2/15/12	1,020	1,094,899
Houston AMBAC
5.00%, 5/15/34	1,505	1,551,911
Houston GO MBIA
5.00%, 3/01/15	3,300	3,596,868
Katy Dev Auth (Metro Contract)
Series A
5.75%, 6/01/09	150	150,027

Texas Pub Fin Auth AMBAC
5.00%, 2/01/16	1,640	1,757,309
Texas St GO
5.00%, 10/01/12 - 10/01/13	6,655	7,203,908

		28,650,492

Vermont - 0.3%
Vermont Ed & Hlth Bldg Fin Agy (Norwich Univ Proj) MBIA
Series 2006
3.90%, 9/01/36 (b)+	1,000	1,000,000

Washington - 4.3%
Energy Northwest
5.00%, 7/01/11 - 7/01/14	8,300	8,852,793
Washington Pub Pwr Sup Sys
5.75%, 7/01/09	1,100	1,143,516
Washington Pub Pwr Sup Sys MBIA
5.25%, 7/01/13	1,750	1,909,932
Washington St GO AMBAC
5.00%, 1/01/12 - 1/01/14	3,760	4,052,317

		15,958,558

Wisconsin - 1.9%
Wisconsin St GO AMBAC
5.00%, 5/01/16	2,000	2,191,160
Wisconsin St GO FSA
5.25%, 7/01/14	3,500	3,868,795
Wisconsin St GO MBIA
5.00%, 5/01/13	1,000	1,081,610

		7,141,565

Total Municipal Obligations (cost $184,128,522)		186,383,321

	Shares
COMMON STOCKS - 47.1%
Financials - 9.7%
Capital Markets - 2.1%
3i Group PLC	12,794	224,548
The Blackstone Group LP	23,525	458,032
Credit Suisse Group AG	8,600	437,998
Deutsche Bank AG	6,750	717,260
Franklin Resources, Inc.	13,350	1,351,287
The Goldman Sachs Group, Inc.	5,800	1,023,178
ICAP PLC	20,957	255,750
Julius Baer Holding AG	7,578	620,875
Macquarie Group Ltd.	3,966	207,192
Man Group PLC	69,873	860,297
Merrill Lynch & Co., Inc.	20,050	880,596
Morgan Stanley	15,200	672,296

		7,709,309

Commercial Banks - 2.0%
Banco Santander Central Hispano SA	33,631	701,547
Bank Hapoalim BM	52,400	268,193
Barclays PLC	57,800	429,257
BNP Paribas SA	6,200	639,444
Comerica, Inc.	6,400	237,952
Credit Agricole SA	14,640	387,197
Fifth Third Bancorp	12,100	226,270
HBOS PLC	88,980	705,636
Keycorp	2,600	50,622
Kookmin Bank	4,500	280,285
Mitsubishi UFJ Financial Group, Inc.	45,000	457,630
Royal Bank of Scotland Group PLC (London Virt-X)	93,052	421,746
Societe Generale (d)	3,125	324,700
Societe Generale-New (d)	781	79,950
Standard Chartered PLC	15,768	586,392
Sumitomo Mitsui Financial Group, Inc.	41	353,110
SunTrust Banks, Inc.	3,000	156,630
U.S. Bancorp	6,800	225,692
Wachovia Corp.	25,800	614,040
Wells Fargo & Co.	13,400	369,438

		7,515,731

Consumer Finance - 0.2%
Discover Financial Services	26,000	445,900
ORIX Corp.	2,490	470,612

		916,512

Diversified Financial Services - 2.4%
Bank of America Corp.	45,100	1,533,851
Citigroup, Inc.	61,600	1,348,424
CME Group, Inc.-Class A	5,300	2,280,590
Deutsche Boerse AG	3,968	568,247
Fortis (Euronext Brussels)	22,567	552,034
ING Groep NV	20,456	781,109
JP Morgan Chase & Co.	38,600	1,659,800
NYSE Euronext	6,475	413,882

		9,137,937

Insurance - 2.5%
ACE Ltd.	7,500	450,525
Allianz SE	3,100	587,418
Allstate Corp.	11,900	606,186
American International Group, Inc.	25,600	921,600
Aviva PLC	29,728	371,512
Chubb Corp.	9,800	526,848
Everest Re Group Ltd.	1,500	131,580

Fidelity National Financial, Inc.-Class A	5,600	95,760
Fondiaria-Sai SpA (ordinary shares)	3,200	121,320
Fondiaria-Sai SpA (saving shares)	1,900	47,231
Genworth Financial, Inc.-Class A	16,600	366,860
Hartford Financial Services Group, Inc.	6,800	483,276
MetLife, Inc.	9,400	564,282
Muenchener Rueckversicherungs AG	2,100	393,438
Old Republic International Corp.	14,700	221,235
PartnerRe Ltd.	3,900	287,391
The Progressive Corp.	23,100	463,386
Prudential Corp. PLC	19,000	250,414
QBE Insurance Group Ltd.	13,592	317,936
Safeco Corp.	3,900	261,300
Torchmark Corp.	4,900	310,709
The Travelers Co., Inc.	11,033	549,554
Unum Group	17,600	423,808
Washington Mutual, Inc.	31,400	283,228
XL Capital Ltd.-Class A	5,200	181,532

		9,218,329

Property - Casualty Insurance - 0.1%
RenaissanceRe Holdings Ltd.	4,800	250,368

Thrifts & Mortgage Finance - 0.4%
Federal Home Loan Mortgage Corp.	9,100	231,322
Federal National Mortgage Association	39,400	1,064,588
Washington Mutual, Inc.	11,300	101,926

		1,397,836

		36,146,022

Information Technology - 7.1%
Communications Equipment - 1.5%
Cisco Systems, Inc. (d)	71,500	1,910,480
Nokia OYJ	10,093	287,714
Nokia OYJ (Sponsored)-Class A (ADR)	25,025	710,710
Research In Motion Ltd. (d)	20,900	2,902,383

		5,811,287

Computers & Peripherals - 2.3%
Apple, Inc. (d)	22,725	4,289,344
Asustek Computer, Inc.	82,000	236,695
Compal Electronics, Inc. (GDR) (e)	43,648	239,627
Fujitsu Ltd.	60,000	485,976
Hewlett-Packard Co.	56,100	2,640,066
International Business Machines Corp.	1,600	207,088
Lexmark International, Inc.-Class A (d)	6,500	239,590
Toshiba Corp.	36,000	317,376

		8,655,762

Electronic Equipment & Instruments - 0.4%
Arrow Electronics, Inc. (d)	8,100	248,346
Avnet, Inc. (d)	10,600	312,912
Ingram Micro, Inc.-Class A (d)	10,000	181,300
Nidec Corp.	2,200	164,517

Sanmina-SCI Corp. (d)	47,600	71,400
Tech Data Corp. (d)	4,800	175,632
Tyco Electronics Ltd.	2,250	90,270
Vishay Intertechnology, Inc. (d)	11,900	119,952

		1,364,329

Internet Software & Services - 1.2%
Google, Inc.-Class A (d)	7,425	4,349,565

IT Services - 0.1%
Electronic Data Systems Corp.	18,900	462,861

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp.-Class A (d)	26,475	759,568
Hynix Semiconductor, Inc. (d)	8,900	267,979
MEMC Electronic Materials, Inc. (d)	16,650	1,143,189
Nvidia Corp. (d)	52,575	1,298,602
Samsung Electronics Co., Ltd.	360	259,134
United Microelectronics Corp.	476,640	296,799

		4,025,271

Software - 0.5%
Microsoft Corp.	14,300	404,976
Nintendo Co. Ltd.	1,300	716,036
Salesforce.com, Inc. (d)	5,575	403,128
VMware, Inc.-Class A (d)	5,925	406,870

		1,931,010

		26,600,085

Energy - 6.7%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	4,950	438,669
Cameron International Corp. (d)	10,925	581,538
National Oilwell Varco, Inc. (d)	6,025	502,003
Schlumberger Ltd.	22,850	2,310,820
Technip SA	3,256	305,760
Transocean, Inc.	4,000	600,760

		4,739,550

Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	9,300	697,221
Apache Corp.	5,300	710,518
BG Group PLC	5,400	135,814
Chevron Corp.	23,500	2,330,025
China Petroleum & Chemical Corp.-Class H	460,000	464,635
China Shenhua Energy Co. Ltd.-Class H	28,500	127,479
ConocoPhillips	18,700	1,740,970
Devon Energy Corp.	3,500	405,790
ENI SpA	16,200	660,970
EOG Resources, Inc.	11,450	1,472,814
Exxon Mobil Corp.	43,100	3,825,556
Gazprom OAO (Sponsored) (ADR) (e)	6,151	371,520
LUKOIL (ADR)	3,300	365,475

Marathon Oil Corp.	9,800	503,622
Occidental Petroleum Corp.	3,900	358,527
Petro-Canada	8,600	496,214
Petroleo Brasileiro SA (ADR)	9,600	676,800
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	11,495	490,423
Royal Dutch Shell PLC (London Virt-X)-Class A	28,839	1,231,297
StatoilHydro ASA	30,200	1,178,404
Sunoco, Inc.	2,800	124,516
Total SA	18,104	1,577,849
Valero Energy Corp.	7,500	381,300

		20,327,739

		25,067,289

Health Care - 4.8%
Biotechnology - 1.4%
Celgene Corp. (d)	22,975	1,398,259
CSL Ltd./Australia	5,398	205,524
Genentech, Inc. (d)	17,475	1,238,453
Gilead Sciences, Inc. (d)	43,725	2,418,867

		5,261,103

Health Care Equipment & Supplies - 0.9%
Alcon, Inc.	11,725	1,840,825
Baxter International, Inc.	10,150	620,165
Becton Dickinson & Co.	4,525	382,136
Covidien Ltd.	2,250	112,703
Essilor International SA	5,714	359,243

		3,315,072

Health Care Providers & Services - 0.5%
AmerisourceBergen Corp.-Class A	7,900	326,507
Cardinal Health, Inc.	5,400	305,316
Medco Health Solutions, Inc. (d)	30,650	1,484,992

		2,116,815

Pharmaceuticals - 2.0%
Abbott Laboratories	23,225	1,308,729
GlaxoSmithKline PLC	17,100	378,707
Johnson & Johnson	9,600	640,704
Merck & Co., Inc.	12,000	467,520
Novo Nordisk A/S-Class B	1,650	107,295
Pfizer, Inc.	80,600	1,560,416
Sanofi-Aventis SA	5,461	407,160
Schering-Plough Corp.	15,600	318,240
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	38,425	1,757,175
Wyeth	9,600	426,912

		7,372,858

		18,065,848

Industrials - 4.3%
Aerospace & Defense - 0.7%
BAE Systems PLC	46,384	416,870
Honeywell International, Inc.	27,800	1,657,436
Lockheed Martin Corp.	1,800	196,992
Northrop Grumman Corp.	5,500	415,030

		2,686,328

Airlines - 0.2%
Air France-KLM	8,000	213,775
Deutsche Lufthansa AG	12,100	313,298
UAL Corp.	8,800	75,152

		602,225

Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc. (d)	25,600	344,832

Construction & Engineering - 0.3%
Fluor Corp.	3,975	741,536
Foster Wheeler Ltd. (d)	3,675	279,925

		1,021,461

Electrical Equipment - 0.4%
ABB Ltd.	28,118	913,407
Emerson Electric Co.	8,600	500,348

		1,413,755

Industrial Conglomerates - 1.0%
3M Co.	2,300	178,388
General Electric Co.	68,700	2,110,464
Textron, Inc.	11,700	731,835
Tyco International Ltd.	13,400	605,546

		3,626,233

Machinery - 0.8%
Atlas Copco AB-Class A	16,300	289,022
Caterpillar, Inc.	4,100	338,824
Deere & Co.	12,800	1,041,152
Illinois Tool Works, Inc.	2,000	107,400
Parker Hannifin Corp.	6,200	524,954
SPX Corp.	4,200	558,096
Terex Corp. (d)	3,300	235,455

		3,094,903

Marine - 0.1%
Mitsui OSK Lines Ltd.	27,000	407,893
Nippon Yusen KK	13,000	132,294

		540,187

Road & Rail - 0.2%
Avis Budget Group, Inc. (d)	6,800	94,656
Union Pacific Corp.	7,250	596,748

		691,404

Trading Companies & Distributors - 0.5%
Mitsubishi Corp.	20,300	701,499
Mitsui & Co. Ltd.	49,000	1,202,002

		1,903,501

		15,924,829

Materials - 4.2%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	9,775	996,268
Ashland, Inc.	4,100	220,047
BASF SE	6,300	942,654
Bayer AG	8,022	710,052
Dow Chemical Co.	16,800	678,720
E.I. Du Pont de Nemours & Co.	13,800	661,158
Incitec Pivot Ltd.	1,430	238,145
Koninklijke Dsm NV (d)	4,200	257,278
Mitsubishi Chemical Holdings Corp.	33,500	237,706
Mitsui Chemicals, Inc.	33,000	189,535
Monsanto Co.	18,250	2,325,050
Potash Corp. of Saskatchewan	1,372	273,124
Solvay SA-Class A	1,900	272,134
Syngenta AG	550	168,365

		8,170,236

Containers & Packaging - 0.2%
Ball Corp.	6,500	352,950
Owens-Illinois, Inc. (d)	8,400	480,648
Smurfit-Stone Container Corp. (d)	13,200	88,836

		922,434

Metals & Mining - 1.7%
Alcoa, Inc.	18,800	763,092
Anglo American PLC	6,327	431,128
Antofagasta PLC	12,400	169,531
ArcelorMittal (Euronext Amsterdam)	4,500	446,637
ArcelorMittal (Euronext Paris)	337	33,364
BHP Billiton PLC	12,837	488,354
Cia Vale do Rio Doce (ADR)	12,600	501,228
Cia Vale do Rio Doce (Sponsored) (ADR)	9,800	322,714
JFE Holdings, Inc.	10,500	593,527
Rio Tinto PLC (ADR)	875	422,625
Rio Tinto PLC	9,860	1,185,920
Xstrata PLC	15,167	1,200,147

		6,558,267

Paper & Forest Products - 0.1%
Stora Enso Oyj-Class R	8,300	100,969
Svenska Cellulosa AB-Class B	8,900	142,909

		243,878

		15,894,815

Consumer Staples - 4.2%
Beverages - 0.7%
The Coca-Cola Co.	13,225	757,264
Coca-Cola Enterprises, Inc.	17,100	344,394
Molson Coors Brewing Co.-Class B	8,800	510,400
Pepsi Bottling Group, Inc.	7,600	246,392
PepsiCo, Inc.	9,675	660,802

		2,519,252

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	12,775	911,113
Koninklijke Ahold NV	25,520	381,626
The Kroger Co.	14,500	400,780
Safeway, Inc.	13,000	414,310
Supervalu, Inc.	12,700	445,389
Tesco PLC	64,794	532,257
Wal-Mart Stores, Inc.	14,200	819,908

		3,905,383

Food Products - 1.2%
Associated British Foods PLC	14,300	244,123
ConAgra Foods, Inc.	13,300	313,614
Del Monte Foods Co.	13,000	113,230
General Mills, Inc.	4,300	271,760
Kraft Foods, Inc.-Class A	4,000	129,920
Nestle SA	2,296	1,129,299
Tyson Foods, Inc.-Class A	14,700	276,948
Unilever PLC	12,070	399,645
WM Wrigley Jr Co.	19,550	1,507,891

		4,386,430

Household Products - 0.8%
Colgate-Palmolive Co.	10,225	760,331
Procter & Gamble Co.	24,275	1,603,364
Reckitt Benckiser PLC	12,019	708,368

		3,072,063

Tobacco - 0.5%
Altria Group, Inc.	13,600	302,736
British American Tobacco PLC	14,684	549,520
Philip Morris International, Inc. (d)	13,600	716,176
Reynolds American, Inc.	7,300	400,916

		1,969,348

		15,852,476

Consumer Discretionary - 2.7%
Auto Components - 0.2%
Autoliv, Inc.	4,900	267,883
Compagnie Generale des Etablissements Michelin-Class B	2,100	188,021
Hyundai Mobis	3,100	276,281
TRW Automotive Holdings Corp. (d)	2,900	72,355
WABCO Holdings, Inc.	1,433	74,888

		879,428

Automobiles - 0.4%
General Motors Corp.	17,500	299,250
Nissan Motor Co. Ltd.	61,700	548,110
Porsche Automobil Holding SE	780	145,214
Renault SA	6,500	667,364

		1,659,938

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp.	3,400	201,688
Starbucks Corp. (d)	7,525	136,880
Yum! Brands, Inc.	12,050	478,385

		816,953

Household Durables - 0.2%
Centex Corp.	5,400	101,682
KB Home	5,800	118,958
Sharp Corp.	16,000	279,381
Taylor Wimpey PLC	44,240	74,636

		574,657

Leisure Equipment & Products - 0.0%
Brunswick Corp.	10,400	142,480

Media - 0.8%
CBS Corp.-Class B	15,150	326,937
Gannett Co., Inc.	11,800	339,958
Lagardere SCA	3,500	252,831
SES SA (FDR) (d)	8,600	227,482
Time Warner, Inc.	51,200	813,056
Viacom, Inc.-Class B (d)	8,700	311,634
The Walt Disney Co.	15,300	514,080

		2,785,978

Multiline Retail - 0.3%
Dillard’s, Inc.-Class A	5,000	81,400
Family Dollar Stores, Inc.	8,400	179,760
Kohl’s Corp. (d)	6,800	304,640
Macy’s, Inc.	13,500	319,545
Target Corp.	5,000	266,800

		1,152,145

Specialty Retail - 0.4%
AutoNation, Inc. (d)	8,200	129,478
Esprit Holdings Ltd.	19,200	224,794
Home Depot, Inc.	15,700	429,552
Limited Brands, Inc.	4,900	94,962
Lowe’s Cos, Inc.	10,900	261,600
Office Depot, Inc. (d)	19,300	245,110

		1,385,496

Textiles Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	19,700	331,354
Nike, Inc.-Class B	5,475	374,326

		705,680

		10,102,755

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	62,500	2,493,750
China Netcom Group Corp. Ltd.	99,000	343,155
Nippon Telegraph & Telephone Corp.	50	242,503
Telecom Italia SpA	71,600	157,518
Telefonica SA	32,109	920,714
Verizon Communications, Inc.	32,500	1,250,275

		5,407,915

Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series L (ADR)	14,400	860,688
Sprint Nextel Corp.	70,500	659,880
Vodafone Group PLC	408,907	1,313,048

		2,833,616

		8,241,531

Utilities - 1.2%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	10,000	423,300
CEZ	1,966	161,567
E.ON AG	5,474	1,163,201
Entergy Corp.	4,900	591,773
Pinnacle West Capital Corp.	6,700	226,326
The Tokyo Electric Power Co. Inc	13,800	336,349

		2,902,516

Independent Power Producers & Energy Traders - 0.1%
Iberdrola Renovables SA (d)	22,149	158,768
International Power PLC	36,379	320,553

		479,321

Multi-Utilities - 0.3%
CMS Energy Corp.	3,000	46,770
Dominion Resources, Inc.	3,600	166,680
Suez SA	7,686	572,303
Wisconsin Energy Corp.	6,000	288,240

		1,073,993

		4,455,830

Total Common Stocks (cost $154,608,892)		176,351,480

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Royal Bank of Scotland Group PLC (d) (cost $127,839)	56,865	31,540

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.9%
Municipal Obligations - 1.7%
Alaska - 0.5%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
1.25%, 7/01/37 (f)	$1,500	1,500,000
Series 03B
1.30%, 7/01/37 (f)	300	300,000

		1,800,000

Colorado - 0.3%
Colorado Ed & Cultural Fac Auth (National Jewish Fed)
1.50%, 9/01/33 (f)	1,000	1,000,000

Connecticut - 0.4%
Connecticut St Dev Auth (Connecticut Light & Power Co.) AMBAC
3.35%, 5/01/31 (b)	1,730	1,735,225

Florida - 0.3%
Florida Hgr Educational Fac Financial Auth
1.25%, 1/01/19 (f)	1,000	1,000,000

Nevada - 0.1%
Clark Cnty PCR (Southern California) AMT
Series C
3.25%, 6/01/31 (b)	335	335,037

Pennsylvania - 0.1%
Beaver Cnty IDA PCR (Cleveland Elec Proj)
Series 98
3.75%, 10/01/30 (b)	280	279,501

		6,149,763

	Shares
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (g)	746,160	746,160

Total Short-Term Investments (cost $6,891,160)		6,895,923

Total Investments - 98.8% (cost $345,756,413)		369,662,264
Other assets less liabilities - 1.2%		4,605,003

Net Assets - 100.0%		$374,267,267

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$900	7/12/08	BMA*	3.815%	$3,898
Merrill Lynch	970	2/12/12	BMA*	3.548%	24,704

FINANCIAL FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	4	June 2008	$230,625	$234,918	$4,293

(a)	Floating Rate Security. Stated interest rate was in effect at May 31, 2008.
(b)	Variable rate coupon, rate shown as of May 31, 2008.
(c)	Illiquid security, valued at fair value. (See Note A)
(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate market value of these securities amounted to $611,147 or 0.2% of net assets.
(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	Investment in affiliated money market mutual fund.
+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of May 31, 2008 and the aggregate market value of these securities amounted to $3,925,000 or 1.1% of total investments.

As of May 31, 2008, the Portfolio held 52.1% of its total investments in Municipal Bonds. Of the total investments in Municipal Bonds, 61.1% is insured (10.1% of this amount represents the fund’s holding in pre-refunded bonds, 14.8% were insured by AMBAC).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ACA	-	ACA Capital
ADR	-	American Depositary Receipt
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BMA	-	Bond Market Association
CDA	-	Community Development Administration
CDD	-	Community Development District
CIFG	-	CIFG Assurance North America, Inc.
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
FDR	-	Fiduciary Depositary Receipt
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue
ISD	-	Independent School District
MBIA	-	Municipal Bond Investors Assurance
PCR	-	Pollution Control Revenue Bond
SWFR	-	Solid Waste Facility Revenue
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Preservation

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 66.0%
Alabama - 4.2%
Alabama Pub Sch & Coll Auth FGIC
5.00%, 12/01/21	$400	$414,952
Health Care Authority for Baptist Health ASSURED GTY
5.25%, 11/15/37 (a)+	775	775,000
Jefferson Cnty GO
5.00%, 1/01/10	1,000	964,210
Jefferson Cnty Swr Rev FGIC
5.00%, 2/01/38	1,000	1,060,720
5.125%, 2/01/42	1,260	1,342,555
5.25%, 2/01/24	1,000	1,070,330
Jefferson Cnty Swr Rev (Capital Impr Warrants) (Prerefunded) FGIC
Series 02
5.00%, 2/01/41	1,000	1,060,720

		6,688,487

Arizona - 1.5%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
2.62%, 2/01/42 (b)	235	224,604
Arizona Sch Fac Brd MBIA
5.25%, 9/01/15	1,500	1,644,585
Scottsdale IDA (Scottsdale Healthcare) FSA
4.10%, 9/01/45 (a)+	525	525,000

		2,394,189

California - 0.1%
California St GO
5.00%, 6/01/10	225	235,818

Colorado - 2.3%
Adonea Metro Dist No 2
4.375%, 12/01/15	530	524,165
CO Convention Ctr Proj FSA
Series A
5.00%, 9/01/10	2,000	2,110,500
Denver Colo City & Cnty Arpt AMBAC
6.00%, 11/15/09	1,075	1,106,745

		3,741,410

Connecticut - 0.4%
Connecticut St GO FSA
5.375%, 10/01/10	530	565,680

Florida - 3.5%
Dade Cnty Sch Dist MBIA
Series 94
5.00%, 8/01/12	1,000	1,062,310
Florida St Dept of Environmental Protection FGIC
5.75%, 7/01/09	2,100	2,174,634
Palm Beach Cnty Sch Brd FGIC
Series B
5.00%, 8/01/25 (a)	1,200	1,228,764
South Miami Hlth Fac Auth
5.00%, 8/15/10	1,080	1,125,079

		5,590,787

Georgia - 2.9%
Burke Cnty Dev Auth (Oglethorpe Pwr) AMBAC
4.625%, 1/01/37 (a)	1,390	1,409,238
Fulton Dekalb Hosp Auth FSA
5.00%, 1/01/13	1,500	1,616,670
Georgia Road & Tollway Auth
Series 2008A
5.00%, 6/01/10	1,100	1,153,108
Main Street Natural Gas, Inc. (Prepaid Gas)
5.00%, 3/15/17	385	386,055

		4,565,071

Hawaii - 1.2%
Hawaii St GO AMBAC
5.00%, 7/01/13	1,800	1,952,370

Illinois - 2.8%
Chicago GO FGIC
6.00%, 1/01/28	2,100	2,274,300
Illinois GO FSA
5.00%, 6/01/13	1,060	1,150,429
Illinois St GO AMBAC
5.00%, 3/01/14	1,000	1,085,480

		4,510,209

Indiana - 2.1%
Indiana St Fin Auth
5.00%, 2/01/12	1,165	1,245,117
Indiana Transp Fin Auth FSA
5.00%, 6/01/09	25	25,790
Indianapolis GO AMBAC
5.25%, 8/15/09	2,100	2,111,592

		3,382,499

Kansas - 0.2%
Wyandotte Cnty-Kansas City Uni Govt (Sales Tax)
Series B
4.75%, 12/01/16	290	287,378

Louisiana - 1.3%
Louisiana St GO FSA
5.00%, 5/01/15	655	709,791
Morehouse Parish GO
5.25%, 11/15/13	265	267,613
New Orleans GO RADIAN
5.00%, 12/01/10	560	583,274
5.25%, 12/01/20	450	456,673
New Orleans GO (Certificates Indebtedness) FSA
Series 00
5.50%, 12/01/08	110	111,765

		2,129,116

Massachusetts - 4.9%
Comwlth of Massachusetts GO MBIA
Series A
5.50%, 2/01/10	500	526,040
Massachusetts Dev Fin Agy (Semass Sys) MBIA
Series A
5.50%, 1/01/11	1,000	1,044,540
Massachusetts HEFA
5.00%, 7/01/10 - 7/01/16 (c)	1,340	1,387,979
Massachusetts Hlth & Ed Auth MBIA
4.745%, 10/01/37 (a)+	825	825,000
Massachusetts Hlth & Ed Auth (Caregroup) MBIA
3.90%, 7/01/24 (a)+	1,075	1,075,000
Massachusetts Hlth & Ed Auth (Northeastern Univ) MBIA
4.48%, 10/01/37 (a)+	300	300,000
Massachusetts St GO (Consolidated Loan)
Series B
5.00%, 8/01/12	1,050	1,130,210
Massachusetts Wtr Res Auth FGIC
Series 2000A
5.75%, 8/01/30	1,400	1,508,234

		7,797,003

Michigan - 3.2%
Detroit City Sch Dist (Sch Bldg & Site Impr) FGIC
Series 2A
5.00%, 5/01/32	1,500	1,625,250
Detroit MI FGIC
5.95%, 7/01/24	1,000	1,063,350

Detroit Swr Disp Rev FSA
2.407%, 7/01/32 (b)	410	354,662
Michigan Muni Bond Auth
5.50%, 10/01/13	1,800	2,006,730

		5,049,992

Nevada - 2.1%
Clark Cnty GO MBIA
Series 2000
5.50%, 7/01/25	540	574,241
Clark Cnty Sch Dist GO FSA
5.00%, 6/15/19	750	799,853
Nevada GO
5.00%, 2/01/12	1,800	1,923,138

		3,297,232

New Jersey - 4.2%
New Jersey EDA (Cigarette Tax) FGIC
Series 4
5.00%, 6/15/11	400	412,572
New Jersey EDA (Market Transition Fac Rev, Senior Lien) MBIA
Series A
5.00%, 7/01/09	2,100	2,167,095
New Jersey EDA (Spl Cigarette Tax) FSA
Series 4
5.00%, 6/15/10	400	418,380
New Jersey St Transp Trust Fund Auth (Transp Sys) MBIA
Series A
5.25%, 12/15/12	1,100	1,197,295
New Jersey St Trpk Auth MBIA
5.50%, 1/01/30	1,850	1,941,020
New Jersey Transp Trust Fund Auth AMBAC
5.25%, 12/15/09	500	521,825

		6,658,187

New York - 3.8%
New York City GO
Series 4B
5.00%, 8/01/10	175	183,641
Series 4G
5.00%, 8/01/12	685	731,799
Series E
5.00%, 8/01/15	720	781,186
New York St HFA
4.05%, 11/01/10	1,130	1,137,447

New York St Thruway Auth, Hwy & Brdg Trust Fund FSA
Series 5B
5.00%, 4/01/14	1,900	2,079,303
Tobacco Settlement Fin Corp.
5.25%, 6/01/13	650	650,800
Series 2008
5.00%, 6/01/11	490	514,402

		6,078,578

North Carolina - 1.4%
North Carolina Eastern Muni Pwr Agy Pwr Rev
Series C
5.30%, 1/01/15	800	836,256
North Carolina Eastern Muni Pwr Agy Pwr Sys Rev MBIA
Series 2004A1
3.75%, 1/01/19 (a)+	1,075	1,075,000
North Carolina Muni Pwr Agy No 1 Catawba ACA-CBI
5.50%, 1/01/10	300	311,211

		2,222,467

Ohio - 1.1%
Cleveland Muni Sch Dist FSA
5.25%, 12/01/19	585	630,068
Columbus City Sch Dist FGIC
5.00%, 12/01/28	1,000	1,087,240

		1,717,308

Oregon - 1.3%
Tri-Cnty Metro Transp Dist MBIA
5.00%, 5/01/12	1,890	2,024,776

Pennsylvania - 2.7%
Allegheny Cnty Hosp Dev Auth (Univ of Pittsburgh Med Ctr)
Series 2008A
5.00%, 9/01/11	1,055	1,108,330
Allegheny Cnty IDA
4.30%, 9/01/08	70	69,937
Beaver Cnty IDA PCR (Cleveland Elec Proj)
Series 98
3.75%, 10/01/30 (a)	160	159,715
Bucks Cnty IDA Waste Mangement Inc. Proj
3.90%, 12/01/22 (a)	560	551,331
Pennsylvania St GO MBIA
5.00%, 2/01/15	1,200	1,299,300
5.25%, 2/01/14	1,000	1,101,480

		4,290,093

Puerto Rico - 1.6%
Puerto Rico GO
5.00%, 7/01/11	515	528,544
5.25%, 7/01/12	700	725,382
Series C
5.00%, 7/01/18 (a)	725	725,493
Puerto Rico Pub Fin Corp.
5.75%, 8/01/27 (a)	520	527,301

		2,506,720

South Carolina - 2.4%
South Carolina St Pub Svc Auth MBIA
Series B
5.00%, 1/01/11	1,740	1,834,865
South Carolina Transp Infra Bank AMBAC
5.50%, 10/01/11	1,865	1,966,269

		3,801,134

Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. XLCA
5.00%, 12/15/08	1,600	1,608,960
Tennessee Energy Acquisition Corp./TN
5.00%, 2/01/17	580	577,146

		2,186,106

Texas - 8.4%
Austin Elec Util Sys FSA
5.00%, 11/15/13	2,050	2,233,085
Austin GO FSA
5.00%, 11/15/10	2,000	2,121,380
Austin ISD
5.00%, 8/01/14	890	973,135
City of San Antonio FGIC
5.50%, 5/15/16	1,540	1,720,334
Houston GO AMBAC
5.00%, 12/15/08	2,000	2,023,520
Plano Tx Isd Go
5.00%, 2/15/11	1,850	1,955,931
Texas St Transp Commission
5.00%, 4/01/11	2,150	2,279,344

		13,306,729

Vermont - 0.5%
Vermont Ed & Hlth Bldg Fin Agy (Norwich Univ Proj) MBIA
Series 2006
3.90%, 9/01/36 (a)+	775	775,000

Virginia - 1.3%
City of Hampton VA MBIA
Series 2007
5.00%, 1/15/16	1,000	1,095,260
Virginia St Pub Bldg Auth
5.00%, 8/01/10	850	897,294

		1,992,554

Washington - 2.5%
Energy Northwest
5.00%, 7/01/11 - 7/01/12	3,285	3,497,391
King Cnty GO FSA
5.25%, 1/01/10	520	542,927

		4,040,318

Wisconsin - 0.7%
Wisconsin St GO MBIA
5.00%, 5/01/13	1,000	1,081,610

Total Municipal Obligations (cost $103,637,665)		104,868,821

	Shares
COMMON STOCKS - 29.6%
Financials - 6.2%
Capital Markets - 1.3%
3i Group PLC	3,148	55,251
The Blackstone Group LP	6,475	126,068
Credit Suisse Group AG	2,300	117,139
Deutsche Bank AG	1,850	196,582
Franklin Resources, Inc.	3,350	339,087
The Goldman Sachs Group, Inc.	1,645	290,195
ICAP PLC	5,560	67,852
Julius Baer Holding AG	1,985	162,634
Macquarie Group Ltd.	1,095	57,205
Man Group PLC	18,902	232,722
Merrill Lynch & Co., Inc.	4,850	213,012
Morgan Stanley	4,500	199,035

		2,056,782

Commercial Banks - 1.2%
Banco Santander Central Hispano SA	8,488	177,061
Bank Hapoalim BM	15,100	77,285
Barclays PLC	14,200	105,458
BNP Paribas SA	1,650	170,175
Comerica, Inc.	1,850	68,783
Credit Agricole SA	4,580	121,131
HBOS PLC	25,330	200,874
Keycorp	1,000	19,470
Kookmin Bank	900	56,057
Mitsubishi UFJ Financial Group, Inc.	12,500	127,120
Royal Bank of Scotland Group PLC (London Virt-X)	20,740	94,001
Societe Generale (d)	1,140	118,450
Societe Generale-New (d)	210	21,497
Standard Chartered PLC	4,267	158,684
Sumitomo Mitsui Financial Group, Inc.	11	94,737
SunTrust Banks, Inc.	900	46,989
U.S. Bancorp	1,900	63,061
Wachovia Corp.	5,200	123,760
Wells Fargo & Co.	5,000	137,850

		1,982,443

Consumer Finance - 0.2%
Discover Financial Services	7,000	120,050
ORIX Corp.	700	132,300

		252,350

Diversified Financial Services - 1.6%
Bank of America Corp.	12,800	435,328
Citigroup, Inc.	17,000	372,130
CME Group, Inc.-Class A	1,475	634,692
Deutsche Boerse AG	1,064	152,373
Fortis (Euronext Brussels)	5,500	134,543
ING Groep NV	5,700	217,654
JP Morgan Chase & Co.	10,600	455,800
NYSE Euronext	1,725	110,262

		2,512,782

Insurance - 1.6%
ACE Ltd.	2,100	126,147
Allianz SE	800	151,592
Allstate Corp.	3,300	168,102
American International Group, Inc.	6,900	248,400
Aviva PLC	8,572	107,126
Chubb Corp.	2,500	134,400
Everest Re Group Ltd.	425	37,281
Fidelity National Financial, Inc.-Class A	1,800	30,780
Fondiaria-Sai SpA (ordinary shares)	700	26,539
Genworth Financial, Inc.-Class A	5,000	110,500
Hartford Financial Services Group, Inc.	1,700	120,819
MetLife, Inc.	2,600	156,078
Muenchener Rueckversicherungs AG	600	112,411
Old Republic International Corp.	4,100	61,705
PartnerRe Ltd.	1,000	73,690
The Progressive Corp.	7,100	142,426
Prudential Corp. PLC	5,000	65,898
QBE Insurance Group Ltd.	3,724	87,109
Safeco Corp.	1,800	120,600
The Travelers Co.,Inc.	3,536	176,128
Unum Group	5,000	120,400
Washington Mutual, Inc.	8,800	79,376
XL Capital Ltd.-Class A	1,400	48,874

		2,506,381

Property - Casualty Insurance - 0.0%
RenaissanceRe Holdings Ltd.	1,300	67,808

Thrifts & Mortgage Finance - 0.3%
Federal Home Loan Mortgage Corp.	4,700	119,474
Federal National Mortgage Association	10,650	287,763
Washington Mutual, Inc.	3,000	27,060

		434,297

		9,812,843

Information Technology - 4.5%
Communications Equipment - 1.0%
Cisco Systems, Inc. (d)	19,825	529,724
Nokia OYJ	2,625	74,829
Nokia OYJ (Sponsored)-Class A (ADR)	6,275	178,210
Research In Motion Ltd. (d)	5,725	795,031

		1,577,794

Computers & Peripherals - 1.5%
Apple, Inc. (d)	6,100	1,151,375
Asustek Computer, Inc.	13,000	37,525
Compal Electronics, Inc. (GDR) (e)	11,463	62,932
Fujitsu Ltd.	14,000	113,394
Hewlett-Packard Co.	16,675	784,726
International Business Machines Corp.	400	51,772
Lexmark International, Inc.-Class A (d)	1,800	66,348
Toshiba Corp.	9,000	79,344
Western Digital Corp. (d)	1,600	60,048

		2,407,464

Electronic Equipment & Instruments - 0.2%
Arrow Electronics, Inc. (d)	2,600	79,716
Avnet, Inc. (d)	2,800	82,656
Ingram Micro, Inc.-Class A (d)	2,700	48,951
Sanmina-SCI Corp. (d)	13,900	20,850
Tech Data Corp. (d)	1,100	40,249
Vishay Intertechnology, Inc. (d)	3,400	34,272

		306,694

Internet Software & Services - 0.7%
Google, Inc.-Class A (d)	1,980	1,159,884

IT Services - 0.1%
Electronic Data Systems Corp.	3,000	73,470

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp.-Class A (d)	4,975	142,733
Hynix Semiconductor, Inc. (d)	2,700	81,297
MEMC Electronic Materials, Inc. (d)	4,550	312,403
Nvidia Corp. (d)	14,225	351,357
Samsung Electronics Co., Ltd.	130	93,576
Texas Instruments, Inc.	1,900	61,712
United Microelectronics Corp.	137,471	85,602

		1,128,680

Software - 0.3%
Microsoft Corp.	3,925	111,156
Nintendo Co. Ltd.	300	165,239
Salesforce.com, Inc. (d)	1,650	119,311
VMware, Inc.-Class A (d)	1,625	111,589

		507,295

		7,161,281

Energy - 4.1%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	1,325	117,421
Cameron International Corp. (d)	2,925	155,698
ENSCO International, Inc.	400	28,732
National Oilwell Varco, Inc. (d)	1,650	137,478
Schlumberger Ltd.	6,525	659,873
Technip SA	841	78,975
Transocean, Inc.	1,125	168,964

		1,347,141

Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	2,500	187,425
Apache Corp.	1,150	154,169
BG Group PLC	1,400	35,211
Chevron Corp.	6,300	624,645
China Petroleum & Chemical Corp.-Class H	58,000	58,584
China Shenhua Energy Co. Ltd.-Class H	8,000	35,784
ConocoPhillips	5,400	502,740
Devon Energy Corp.	400	46,376
ENI SpA	4,300	175,443
EOG Resources, Inc.	3,225	414,832
Exxon Mobil Corp.	11,600	1,029,616
Gazprom OAO (Sponsored) (ADR) (e)	1,882	113,673
LUKOIL (ADR)	850	94,137
Marathon Oil Corp.	3,100	159,309
Occidental Petroleum Corp.	1,200	110,316
Petro-Canada	2,100	121,168
Petroleo Brasileiro SA (ADR)	2,600	183,300
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	3,162	134,904
Royal Dutch Shell PLC (London Virt-X)-Class A	7,043	300,705
StatoilHydro ASA	5,600	218,512
Sunoco, Inc.	800	35,576
Total SA	4,008	349,316
Valero Energy Corp.	2,100	106,764

		5,192,505

		6,539,646

Health Care - 3.1%
Biotechnology - 0.9%
Celgene Corp. (d)	6,225	378,854
CSL Ltd./Australia	1,528	58,177
Genentech, Inc. (d)	4,250	301,197
Gilead Sciences, Inc. (d)	11,875	656,925

		1,395,153

Health Care Equipment & Supplies - 0.6%
Alcon, Inc.	3,175	498,475
Baxter International, Inc.	2,825	172,607
Becton Dickinson & Co.	1,250	105,563
Covidien Ltd.	625	31,306
Essilor International SA	1,494	93,929

		901,880

Health Care Providers & Services - 0.3%
AmerisourceBergen Corp.-Class A	1,500	61,995
Cardinal Health, Inc.	1,500	84,810
Medco Health Solutions, Inc. (d)	8,375	405,769

		552,574

Pharmaceuticals - 1.3%
Abbott Laboratories	6,225	350,779
GlaxoSmithKline PLC	4,700	104,089
Johnson & Johnson	3,500	233,590
Merck & Co., Inc.	3,300	128,568
Novartis AG	690	36,234
Novo Nordisk A/S-Class B	428	27,832
Pfizer, Inc.	22,200	429,792
Sanofi-Aventis SA	1,374	102,442
Schering-Plough Corp.	4,200	85,680
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	10,225	467,589
Wyeth	2,600	115,622

		2,082,217

		4,931,824

Materials - 2.8%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	2,850	290,472
Ashland, Inc.	1,100	59,037
BASF SE	1,800	269,330
Bayer AG	2,113	187,028
Dow Chemical Co.	4,600	185,840
E.I. Du Pont de Nemours & Co.	3,400	162,894
Incitec Pivot Ltd.	377	62,784
Koninklijke Dsm NV	700	42,880
Mitsubishi Chemical Holdings Corp.	16,500	117,079
Monsanto Co.	4,600	586,040
Potash Corp. of Saskatchewan	415	82,614
Solvay SA-Class A	300	42,969
Syngenta AG	140	42,856

		2,131,823

Containers & Packaging - 0.1%
Ball Corp.	1,800	97,740
Owens-Illinois, Inc. (d)	1,500	85,830
Smurfit-Stone Container Corp. (d)	5,100	34,323

		217,893

Metals & Mining - 1.3%
Alcoa, Inc.	5,000	202,950
Anglo American PLC	1,654	112,705
Antofagasta PLC	3,100	42,383
ArcelorMittal (Euronext Paris)	1,305	129,198
BHP Billiton PLC	3,333	126,796
Cia Vale do Rio Doce (ADR)	3,580	142,412
Cia Vale do Rio Doce (Sponsored) (ADR)	2,500	82,325
Cleveland-Cliffs, Inc.	1,600	170,720
JFE Holdings, Inc.	3,000	169,579
Kazakhmys PLC	2,300	77,057
Rio Tinto PLC (ADR)	240	115,920
Rio Tinto PLC	2,681	322,460
Xstrata PLC	4,080	322,846

		2,017,351

Paper & Forest Products - 0.1%
Stora Enso Oyj-Class R	4,100	49,876
Svenska Cellulosa AB-Class B	3,900	62,623

		112,499

		4,479,566

Industrials - 2.6%
Aerospace & Defense - 0.5%
BAE Systems PLC	12,583	113,088
Honeywell International, Inc.	7,700	459,074
Lockheed Martin Corp.	375	41,040
Northrop Grumman Corp.	1,900	143,374

		756,576

Airlines - 0.1%
Deutsche Lufthansa AG	3,400	88,034
UAL Corp.	2,500	21,350

		109,384

Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc. (d)	6,800	91,596

Construction & Engineering - 0.2%
Fluor Corp.	1,050	195,877
Foster Wheeler Ltd. (d)	975	74,266

		270,143

Electrical Equipment - 0.2%
ABB Ltd.	7,895	256,467
Emerson Electric Co.	1,175	68,362

		324,829

Industrial Conglomerates - 0.6%
3M Co.	600	46,536
General Electric Co.	19,500	599,040
Textron, Inc.	3,150	197,032
Tyco International Ltd.	3,000	135,570

		978,178

Machinery - 0.5%
Atlas Copco AB-Class A	4,500	79,791
Caterpillar, Inc.	1,100	90,904
Deere & Co.	3,575	290,791
Dover Corp.	2,200	118,976
Illinois Tool Works, Inc.	700	37,590
SPX Corp.	900	119,592

		737,644

Marine - 0.1%
Mitsui OSK Lines Ltd.	5,000	75,536
Nippon Yusen KK	3,000	30,529

		106,065

Road & Rail - 0.1%
Avis Budget Group, Inc. (d)	1,800	25,056
Union Pacific Corp.	2,050	168,736

		193,792

Trading Companies & Distributors - 0.3%
Mitsubishi Corp.	5,400	186,606
Mitsui & Co. Ltd.	14,000	343,429

		530,035

		4,098,242

Consumer Staples - 2.5%
Beverages - 0.3%
The Coca-Cola Co.	3,450	197,547
Coca-Cola Enterprises, Inc.	4,700	94,658
Pepsi Bottling Group, Inc.	2,700	87,534
PepsiCo, Inc.	2,600	177,580

		557,319

Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	3,490	248,907
Koninklijke Ahold NV	8,480	126,810
The Kroger Co.	4,500	124,380
Safeway, Inc.	4,900	156,163
Supervalu, Inc.	3,200	112,224
Tesco PLC	17,324	142,310
Wal-Mart Stores, Inc.	3,800	219,412

		1,130,206

Food Products - 0.6%
Associated British Foods PLC	4,800	81,943
Del Monte Foods Co.	3,500	30,485

General Mills, Inc.	300	18,960
Kraft Foods, Inc.-Class A	1,100	35,728
Nestle SA	588	289,211
Tyson Foods, Inc.-Class A	4,100	77,244
Unilever PLC	3,159	104,596
WM Wrigley Jr Co.	5,050	389,507

		1,027,674

Household Products - 0.5%
Colgate-Palmolive Co.	2,550	189,618
Procter & Gamble Co.	5,225	345,111
Reckitt Benckiser PLC	3,215	189,484

		724,213

Tobacco - 0.4%
Altria Group, Inc.	6,300	140,238
British American Tobacco PLC	3,779	141,421
Philip Morris International, Inc. (d)	3,800	200,108
Reynolds American, Inc.	1,900	104,348

		586,115

		4,025,527

Consumer Discretionary - 1.7%
Auto Components - 0.1%
Autoliv, Inc.	1,900	103,873
Hyundai Mobis	920	81,993
TRW Automotive Holdings Corp. (d)	800	19,960

		205,826

Automobiles - 0.3%
General Motors Corp.	5,500	94,050
Nissan Motor Co. Ltd.	21,200	188,330
Porsche Automobil Holding SE	217	40,399
Renault SA	1,800	184,809

		507,588

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp.	900	53,388
Starbucks Corp. (d)	2,200	40,018
Yum! Brands, Inc.	3,125	124,063

		217,469

Household Durables - 0.2%
Black & Decker Corp.	1,200	77,640
Centex Corp.	1,500	28,245
KB Home	1,500	30,765
Newell Rubbermaid, Inc.	600	12,048
Sharp Corp.	5,000	87,306
Taylor Wimpey PLC	8,070	13,615

		249,619

Leisure Equipment & Products - 0.0%
Brunswick Corp.	2,700	36,990

Media - 0.4%
CBS Corp.-Class B	4,900	105,742
Gannett Co., Inc.	3,100	89,311
Lagardere SCA	900	65,014
SES SA (FDR) (d)	2,300	60,838
Time Warner, Inc.	13,500	214,380
Viacom, Inc.-Class B (d)	800	28,656
The Walt Disney Co.	2,800	94,080

		658,021

Multiline Retail - 0.2%
Kohl’s Corp. (d)	2,300	103,040
Macy’s, Inc.	4,700	111,249
Target Corp.	1,400	74,704

		288,993

Specialty Retail - 0.2%
AutoNation, Inc. (d)	3,700	58,423
Esprit Holdings Ltd.	5,000	58,540
The Gap, Inc.	1,300	23,725
Home Depot, Inc.	4,300	117,648
Lowe’s Cos, Inc.	2,500	60,000
Office Depot, Inc. (d)	2,900	36,830

		355,166

Textiles, Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.	5,400	90,828
Nike, Inc.-Class B	1,525	104,264

		195,092

		2,714,764

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	17,700	706,230
China Netcom Group Corp. Ltd.	27,000	93,588
Deutsche Telekom AG-Class W	2,100	35,276
Nippon Telegraph & Telephone Corp.	11	53,351
Telecom Italia SpA	16,500	36,299
Telefonica SA	7,583	217,440
Verizon Communications, Inc.	9,400	361,618

		1,503,802

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L (ADR)	3,875	231,609
Sprint Nextel Corp.	20,600	192,816
Vodafone Group PLC	110,780	355,727

		780,152

		2,283,954

Utilities - 0.7%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	900	38,097

CEZ	496	40,761
E.ON AG	1,476	313,644
Entergy Corp.	700	84,539
The Tokyo Electric Power Co. Inc	4,300	104,804

		581,845

Independent Power Producers & Energy Traders - 0.1%
Iberdrola Renovables SA (d)	5,758	41,275
International Power PLC	9,770	86,088

		127,363

Multi-Utilities - 0.2%
Dominion Resources, Inc.	1,350	62,505
Suez SA	1,982	147,581
Wisconsin Energy Corp.	2,200	105,688

		315,774

		1,024,982

Total Common Stocks (cost $40,410,030)		47,072,629

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Royal Bank of Scotland Group PLC (d) (cost $29,947)	12,674	7,030

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.3%
Municipal Obligations - 3.5%
Colorado - 1.6%
Colorado Ed & Cultural Fac Auth (National Jewish Fed)
1.40%, 9/01/35 (f)(g)	$2,000	2,000,000
1.50%, 9/01/33 (f)(g)+	560	560,000

		2,560,000

Connecticut - 0.8%
Connecticut St Dev Auth (Connecticut Light & Power Co.) AMBAC
3.35%, 5/01/31 (a)	1,300	1,303,926

Florida - 0.7%
Polk Cnty IDA (Winter Haven Hosp)
1.25%, 9/01/34 (f)(g)	1,000	1,000,000

Nevada - 0.1%
Clark Cnty PCR (Southern California) AMT
Series C
3.25%, 6/01/31 (a)	170	170,019

South Carolina - 0.3%
Cnty of Charleston
1.30%, 8/15/30 (f)(g)	500	500,000

		5,533,945

	Shares
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (h)	1,384,456	1,384,456

Total Short-Term Investments (cost $6,914,456)		6,918,401

Total Investments - 99.9% (cost $150,992,098)		158,866,881
Other assets less liabilities - 0.1%		133,176

Net Assets - 100.0%		$159,000,057

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$600	7/12/08	BMA	*	3.815%	$2,599

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value		Value at May 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	1	June 2008	$59,122		$58,730	$(392)

(a)	Variable rate coupon, rate shown as of May 31, 2008.

(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2008.

(c)	When-Issued or delayed delivery security.

(d)	Non-income producing security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate market value of these securities amounted to $176,605 or 0.1% of net assets.

(f)	Position, or a portion thereof, has been segregated to collateralize when issued and/or delayed delivery securities.

(g)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $4,278 has been segregated to collateralize margin requirements for the open futures contract at May 31, 2008.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of May 31, 2008 and the aggregate market value of these securities amounted to $5,910,000 or 3.7% of total investments.

As of May 31, 2008, the Portfolio held 69.5% of its total investments in Municipal Bonds. Of the total investments in Municipal Bonds, 66.9% is insured (24.7% of this amount represents the fund’s holding in pre-refunded bonds, 18.2% were insured by AMBAC and 0.8% insured by RADIAN).

Glossary:

ACA	-	ACA Capital
ADR	-	American Depositary Receipt
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
ASSURED GTY	-	Assured Guaranty
EDA	-	Economic Development Agency
FDR	-	Fiduciary Depositary Receipt
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GDR	-	Global Depositary Receipt
GO	-	General Obligation
HEFA	-	Health & Education Facility Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MBIA	-	Municipal Bond Investors Assurance
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Group, Inc.
XLCA	-	XL Capital Assurance Inc.
-

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: July 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: July 23, 2008